CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Assets
Cash and cash equivalents | $	$ 5,267		$ 3,380
Restricted cash | $	1,330		1,072
Receivables, net | $	5,089		3,808
Prepayments and other current assets | $	547		666
Contract assets | $	899		194
Inventories, net | $	401		496
Total current assets | $	13,533		9,616
Property, plant and equipment, net | $	754		734
Interests in affiliates | $	7,583		12,158
Goodwill | $	1,071		1,071
Deferred tax assets | $	124		158
Total non-current assets | $	9,532		14,121
Total assets | $	23,065		23,737
Liabilities and shareholders' equity
Accounts payable | $	4,900		3,680
Bank borrowings | $	0		97
Other payables and accrued expenses | $	1,250		1,001
Contract liabilities | $	1,370		1,720
Taxes payable | $	0		132
Total current liabilities | $	7,520		6,630
Total liabilities | $	7,520		6,630
Commitments and contingencies | $
Shareholders' equity:
Ordinary share, 20,000,000 (2017: 20,000,000) shares authorized; 2,229,609 (2017: 2,229,609) shares issued | $	123		123
Additional paid-in capital | $	9,551		9,551
Treasury stock, 167,700 shares at cost as of December 31, 2018 and 2017, respectively | $	(786)		(786)
PRC statutory reserves | $	316		352
Accumulated other comprehensive income | $	893		918
Retained earnings | $	4,492		5,811
Equity attributable to shareholders | $	14,589		15,969
Non-controlling interest | $	956		1,138
Total shareholders' equity | $	15,545		17,107
Total liabilities and shareholders' equity | $	$ 23,065		$ 23,737
ZHEJIANG TIANLAN
Assets
Cash and cash equivalents		¥ 25,184		¥ 25,785
Receivables, net		153,585		180,518
Prepayments and other current assets		28,978		30,381
Contract assets		100,994		119,256
Inventories, net		11,963		15,117
Total current assets		320,704		371,057
Property, plant and equipment, net		92,778		140,479
Intangible asset, net		1,079		1,223
Land use right, net		5,440		5,598
Deferred tax assets		14,238		6,269
Other non-current asset		17,512		17,512
Long term investment		1,880		1,991
Total non-current assets		132,927		173,072
Total assets		453,631		544,129
Liabilities and shareholders' equity
Bank borrowings		45,000		33,000
Accounts payable		106,644		127,429
Other payables and accrued expenses		16,378		19,673
Other taxes payable		11,108		11,086
Borrowings - current portion		32,275		29,438
Income tax payable		0		4,782
Contract liabilities		41,046		52,777
Total current liabilities		252,451		278,185
Long term borrowings		23,178		54,630
Total liabilities		275,629		332,815
Commitments and contingencies
Shareholders' equity:
Share capital		82,572		82,572
Capital reserve		35,566		32,480
PRC statutory reserves		13,903		14,122
Retained earnings		42,099		79,646
Equity attributable to shareholders		174,140		208,820
Non-controlling interest		3,862		2,494
Total shareholders' equity		178,002		211,314
Total liabilities and shareholders' equity		¥ 453,631		¥ 544,129